Warrants and other equity related instruments (Details Narrative) - USD ($) $ / shares in Units, $ in Thousands	Sep. 30, 2025	Jul. 31, 2025	Jul. 07, 2025	Apr. 24, 2025
Class of Warrant or Right [Line Items]
Note principal amount			$ 7,650
Exercise price			$ 0.6274
Offering price		$ 0.61
Private Placement [Member]
Class of Warrant or Right [Line Items]
Offering price				$ 2.18
Warrants and rights outstanding				$ 8,800
Common Stock [Member] | Private Placement [Member]
Class of Warrant or Right [Line Items]
Warrants to purchase shares				1,280,000
Warrant [Member] | Common Stock [Member]
Class of Warrant or Right [Line Items]
Number of warrants to purchase common stock	21,338,062		21,338,062
Warrants Black Scholes Option Price Model [Member]
Class of Warrant or Right [Line Items]
Fair value warrants black scholes option			$ 400
PreFunded Warrants [Member] | Private Placement [Member]
Class of Warrant or Right [Line Items]
Warrants to purchase shares	2,756,697			2,756,697
Securities Purchase Agreement [Member] | Senior Secured Convertible Notes [Member]
Class of Warrant or Right [Line Items]
Note principal amount			$ 7,650
Note conversion price			$ 0.6274